Performance Management	Apr. 24, 2026
T. Rowe Price High Income Municipal ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations in 2025, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Updated performance information is available through troweprice.com.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Long Municipal Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations in 2025, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Updated performance information is available through troweprice.com.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Short Municipal Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations in 2025, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Updated performance information is available through troweprice.com.

Performance One Year or Less [Text]	Performance history will be presented after the fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	troweprice.com